Long-Term Incentive Plan (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	48 Months Ended	56 Months Ended	12 Months Ended
	Jun. 27, 2013	Jun. 30, 2009	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2009	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 22, 2012
Long-Term Incentive Plan
Number of common units initially authorized for issuance under LTIP (in shares)			564,242			564,242		564,242	564,242	564,242
Number of common units available for issuance													4,300,000
Long-Term Incentive Plan
Phantom units granted (in shares)	498,112							498,112
Compensation expenses for phantom unit awards			$ 900,000	$ 900,000		$ 2,600,000	$ 900,000	$ 1,700,000
Number of Non-vested Units
Outstanding non-vested units at the beginning of the period (in shares)						498,112	138,889	138,889
Granted (in shares)	498,112							498,112
Vested (in shares)								(138,889)
Outstanding non-vested units at the end of the period (in shares)								498,112	498,112	498,112
Weighted Average Grant Date Fair Value
Outstanding non-vested units at the beginning of the period (in dollars per share)						$ 39.29	$ 13.01	$ 13.01
Granted (in dollars per share)								$ 39.29
Vested (in dollars per share)								$ 13.01
Outstanding non-vested units at the end of the period (in dollars per share)								$ 39.29	$ 39.29	$ 39.29
Repurchase Program
Aggregate common units authorized to be acquired (in shares)			742,427			742,427		742,427	742,427	742,427
Common units repurchased by General Partner (in shares)		604,724	604,724		604,724				604,724	495,414
Common units repurchased by General Partner		16,700,000	16,700,000		16,700,000	4,400,000		4,600,000	16,700,000	12,200,000
Repurchased units not deemed outstanding			279,125			279,125		169,816	169,816	169,816	119,915
Phantom Unit Awards
Long-Term Incentive Plan
Compensation cost related to the non-vested awards not yet recognized			15,300,000			15,300,000		17,800,000	17,800,000	17,800,000
Previously Granted Phantom Unit Awards
Long-Term Incentive Plan
Compensation expenses for phantom unit awards											100,000	400,000
Compensation cost related to the non-vested awards not yet recognized								$ 0	$ 0	$ 0
All employees except one employee | July 1, 2017
Long-Term Incentive Plan
Vesting rights percentage of phantom units						33.33%		33.33%
All employees except one employee | July 1, 2018
Long-Term Incentive Plan
Cumulative vesting rights percentage on the second vesting of phantom units						66.67%		66.67%
All employees except one employee | July 1, 2019
Long-Term Incentive Plan
Cumulative vesting rights percentage on the third vesting of phantom units						100.00%		100.00%
One employee | December 31, 2014
Long-Term Incentive Plan
Vesting rights percentage of phantom units						33.33%		33.33%
One employee | December 31, 2015
Long-Term Incentive Plan
Cumulative vesting rights percentage on the second vesting of phantom units						66.67%		66.67%
One employee | December 31, 2016
Long-Term Incentive Plan
Cumulative vesting rights percentage on the third vesting of phantom units						100.00%		100.00%
Non-employee directors | December 31, 2014
Long-Term Incentive Plan
Vesting rights percentage of phantom units						33.33%		33.33%
Non-employee directors | December 31, 2015
Long-Term Incentive Plan
Cumulative vesting rights percentage on the second vesting of phantom units						66.67%		66.67%
Non-employee directors | December 31, 2016
Long-Term Incentive Plan
Cumulative vesting rights percentage on the third vesting of phantom units						100.00%		100.00%